Related-party Transactions - Summary of Number of Performance Shares Conditionally Awarded (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance shares to be awarded based on relative TSR performance	46,808	61,469	34,320
TSR Performance of S&P SmallCap 600 Constituents, 25th Percentile [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance shares to be awarded based on relative TSR performance	11,702	15,367	8,580
TSR Performance of S&P SmallCap 600 Constituents, 50th Percentile [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance shares to be awarded based on relative TSR performance	46,808	61,469	34,320
TSR Performance of S&P SmallCap 600 Constituents, 75th [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of performance shares to be awarded based on relative TSR performance	81,914	107,571	60,060